Net (Loss) / Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Calculation of Net (Loss) / Income Per Share

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net (loss)/income attributable to Sunlands Technology Group used in basic and diluted net loss per share:
Net (loss)/income attributable to ordinary shareholders	(430,542)	219,056	643,959
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net (loss)/income per share	6,754,134	6,727,552	6,840,079
Net (loss)/income per share
Basic and diluted	(63.74)	32.56	94.14